3. Globe Photo Asset Purchase Agreement (Details) - GlobePhotosMember	Dec. 31, 2017 USD ($)
Inventory	$ 10,000
Intangible assets – content provider and photographic agreements	400,000
Copyrights	35,000
Total fair value of purchased assets	$ 445,000